N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0001173492
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
EliteDesigns Variable Annuity (2011)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Transaction Charges	There are no charges for other transactions.	Not Applicable
Ongoing Fees and Expenses (annual charges)
The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the options you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before February 1, 2013:

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.54%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value

	Contracts issued on or after February 1, 2013:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.54%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $345.45	Highest Annual Cost: $4,059.52
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the options you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before February 1, 2013:

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.54%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value

	Contracts issued on or after February 1, 2013:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.11%	4.54%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Annual Fee is 0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $345.45	Highest Annual Cost: $4,059.52
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is 0.55% during the Annuity Period.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.54%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.35%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value.
Lowest Annual Cost [Dollars]	$ 345.45
Highest Annual Cost [Dollars]	$ 4,059.52
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
The Contract – General
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York

Investment Restrictions [Text Block]	•Certain investment options may not be available under your Contract.•Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.•We reserve the right to add, remove or substitute the Underlying Fundsavailable as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•The Return of Premium Death Benefit is only available at Contract issue. You cannot change or cancel it after issue.•We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.•We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of the Return of Premium Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Tax Implications [Text Block]	•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contractwith your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	0.45%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.10%[2]
Charge
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%[3]
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the
Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
2 This is the Optional Benefit Expense for Contracts issued before February 1, 2013.
3 This is the Optional Benefit Expense for Contracts issued on or after February 1, 2013.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.11%	4.54%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.11%	4.45%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.45%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Annual Portfolio Company Expenses [Table Text Block]	The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.11%	4.54%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.11%	4.45%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2024.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	4.54%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,330.92
Surrender Expense, 1 Year, Minimum [Dollars]	928.61
Surrender Expense, 3 Years, Maximum [Dollars]	15,938.45
Surrender Expense, 3 Years, Minimum [Dollars]	2,901.32
Surrender Expense, 5 Years, Maximum [Dollars]	26,473.97
Surrender Expense, 5 Years, Minimum [Dollars]	5,038.70
Surrender Expense, 10 Years, Maximum [Dollars]	52,500.94
Surrender Expense, 10 Years, Minimum [Dollars]	11,195.63
No Surrender Expense, 1 Year, Maximum [Dollars]	5,330.92
No Surrender Expense, 1 Year, Minimum [Dollars]	928.61
No Surrender Expense, 3 Years, Maximum [Dollars]	15,938.45
No Surrender Expense, 3 Years, Minimum [Dollars]	2,901.32
No Surrender Expense, 5 Years, Maximum [Dollars]	26,473.97
No Surrender Expense, 5 Years, Minimum [Dollars]	5,038.70
No Surrender Expense, 10 Years, Maximum [Dollars]	52,500.94
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 11,195.63
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before February 1, 2013)
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax.
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
•The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after February 1, 2013)

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before February 1, 2013)
•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
•We will reduce the death benefit offered under this rider by any uncollected premium tax.
•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
•The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
•The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after February 1, 2013)

Name of Benefit [Text Block]	Name ofBenefitName ofBenefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefitName ofBenefit
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX AUnderlying Funds Available Under the Contract
The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns/.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.84%	-4.42%	7.82%	11.09%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.21%	-27.17%	7.72%	9.99%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.18%	-18.68%	-0.10%	3.08%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-17.57%	3.83%	7.53%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	11.19%	0.37%	0.70%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.90%	-8.69%	6.84%	11.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	-36.69%	7.15%	11.60%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.90%	-38.65%	8.34%	11.23%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.49%	-11.88%	-1.15%	3.39%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.12%	-20.81%	7.86%	10.68%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.09%	-37.20%	7.28%	10.96%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.32%	17.32%	3.38%	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.96%	-12.83%	6.59%	10.37%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.35%	-24.86%	2.16%	4.78%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	0.31%	7.68%	10.41%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.02%	-24.92%	6.80%	9.92%
Global Equity	American Funds IS® Global Small Capitalization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	-29.69%	2.54%	6.58%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	-30.11%	10.86%	13.38%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.78%	-16.70%	7.56%	11.28%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.05%	-15.52%	0.35%	3.37%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.90%	-10.16%	-0.11%	0.75%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	-22.25%	2.07%	4.02%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.87%	-20.16%	8.22%	11.56%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	-5.12%	6.15%	9.27%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.18%	-37.81%	7.41%	11.35%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	-4.10%	7.11%	9.85%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited	1.15%	-16.07%	3.25%	4.81%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.90%	-10.56%	2.35%	3.85%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.18%	-38.25%	7.24%	11.89%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	-16.65%	5.29%	10.20%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	-46.52%	4.83%	10.90%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.51%	-18.52%	8.87%	12.00%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.08%	-18.26%	10.03%	10.82%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.01%	-14.71%	4.32%	4.46%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.07%	-16.11%	5.57%	7.05%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	-17.33%	10.15%	11.44%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.23%	50.42%	-1.66%	-0.39%
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.24%	-17.49%	6.72%	7.60%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	-27.24%	11.53%	13.96%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.92%	-11.12%	1.70%	3.56%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	-14.32%	0.45%	4.80%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	-4.20%	0.84%	0.88%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	-30.78%	10.59%	11.39%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.25%	17.72%	1.98%	0.23%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	-26.83%	4.38%	8.83%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	-4.90%	8.31%	10.40%
Global Equity	Delaware VIP Global Value Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.07%	-11.32%	3.08%	7.21%
Specialty-Sector	Delaware VIP Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Europe Limited	1.38%	-24.87%	4.20%	6.41%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	-13.68%	6.13%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	-6.33%	-0.06%	0.76%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.45%	-10.96%	4.47%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	-1.16%	0.70%	0.58%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.56%	-10.35%	-0.64%	2.89%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.66%	-22.56%	0.82%	6.81%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.76%	-30.91%	9.51%	12.95%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.93%	-15.73%	8.26%	12.24%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.12%	-15.67%	1.99%	5.59%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.38%	-24.22%	-0.51%	4.46%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.32%	-9.38%	2.21%	3.37%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.66%	-28.71%	0.44%	4.69%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	-16.14%	1.77%	6.84%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.17%	-2.74%	1.92%	2.51%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.91%	-12.55%	-0.84%	0.23%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.12%	-11.92%	1.35%	3.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-18.45%	4.40%	8.66%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	-38.32%	12.80%	14.81%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	-18.42%	9.03%	12.17%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	-14.97%	5.68%	9.69%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.97%	-39.96%	6.45%	9.88%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.13%	-6.81%	8.11%	10.35%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.91%	-10.57%	10.04%	11.86%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.92%	-10.06%	5.48%	9.09%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-33.69%	7.07%	9.91%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.12%	-10.75%	-0.07%	1.30%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.76%	-9.75%	-0.58%	0.06%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.25%	-13.72%	0.28%	3.64%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	-6.57%	6.61%	9.14%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.51%	-26.30%	8.74%	10.54%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.10%	-10.23%	8.23%	9.74%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.20%	-19.64%	4.07%	8.93%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.07%	-32.68%	8.89%	12.09%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	-1.17%	7.17%	10.52%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.29%	-0.85%	1.64%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.01%	11.28%	2.54%	1.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	-9.70%	1.30%	3.48%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	-1.32%	7.14%	10.53%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.07%	-16.57%	3.65%	6.08%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.72%	-3.40%	2.25%	2.25%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	-3.74%	5.19%	7.85%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	-1.86%	6.91%	9.70%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.31%	-20.67%	8.01%	11.89%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.33%	-30.69%	9.52%	13.27%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.28%	-27.78%	5.98%	10.32%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.53%	-26.61%	3.05%	9.37%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.92%	-16.15%	0.15%	2.48%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	-9.12%	5.64%	7.59%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	-27.17%	-0.01%	3.99%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.48%	-14.52%	1.94%	3.29%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	-20.75%	5.92%	8.03%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.57%	-12.06%	8.51%	11.69%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd	1.23%	-22.16%	1.42%	5.41%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	-25.14%	-1.16%	2.22%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.18%	-11.71%	-1.53%	0.38%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	-10.58%	-0.39%	0.17%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.87%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.21%	-13.54%	8.03%	9.96%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.13%	-9.55%	1.10%	2.67%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	-14.45%	4.82%	7.72%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	-20.73%	5.27%	8.05%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.91%	-5.77%	4.49%	8.25%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	-12.80%	1.01%	3.65%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.30%	-35.98%	8.23%	10.86%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	-13.55%	8.60%	11.21%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.21%	-11.98%	4.94%	8.82%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.94%	-9.44%	6.19%	9.80%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.18%	-32.53%	5.80%	9.44%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.76%	-12.74%	-0.11%	0.83%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.01%	-19.56%	3.79%	9.29%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.92%	-18.89%	9.97%	12.93%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.07%	-19.94%	-3.26%	-0.27%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.09%	-7.44%	1.83%	3.54%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-10.78%	1.32%	2.98%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-19.45%	11.67%	13.01%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.24%	-17.80%	2.43%	4.42%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	-23.75%	2.77%	7.56%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-16.69%	8.18%	11.15%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	-29.99%	7.53%	9.71%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	-17.43%	8.62%	11.41%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.95%	-9.84%	4.91%	7.07%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	-14.18%	-0.08%	1.13%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	0.48%	8.73%	8.35%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.49%	-18.81%	-2.27%	0.02%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.47%	-25.13%	-2.77%	0.54%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.94%	-11.82%	0.54%	1.74%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	-12.54%	1.77%	3.36%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.745%	-11.87%	3.12%	3.15%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.60%	8.66%	6.94%	-1.66%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.14%	-15.80%	-0.95%	0.87%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.06%	-11.09%	-1.02%	-0.41%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.45%	-18.40%	3.43%	3.02%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.86%	-10.38%	1.78%	3.42%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.09%	-19.06%	-3.23%	-1.71%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-5.84%	-0.02%	0.32%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	-11.99%	1.86%	0.80%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.71%	-0.25%	1.16%	1.24%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-14.39%	-0.28%	0.82%
Intermediate Term Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.80%	-14.45%	0.04%	1.43%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.03%	-7.94%	5.62%	10.17%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.42%	-11.43%	0.89%	3.12%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.36%	-12.83%	0.44%	1.71%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.94%	-15.77%	9.50%	12.55%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.09%	-2.35%	-0.17%	1.70%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited; Putnam Advisory Company, LLC	1.15%	-16.03%	3.14%	6.53%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.99%	-11.60%	1.39%	3.22%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.86%	-13.81%	-0.51%	1.16%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.91%	-30.50%	10.60%	13.72%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.82%	-3.13%	9.26%	11.76%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.23%	-28.30%	7.48%	9.02%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	3.30%	-7.60%	2.01%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.77%	-17.02%	1.02%	6.71%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.77%	-9.65%	5.92%	5.71%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.77%	-13.31%	3.79%	10.76%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.94%	22.88%	5.33%	-4.49%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.77%	-0.91%	4.86%	8.62%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.91%	-20.49%	7.54%	18.43%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.77%	-32.70%	15.07%	18.82%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.77%	48.29%	3.17%	0.09%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.77%	42.56%	-10.63%	-10.18%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.96%	-13.09%	1.48%	2.78%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.77%	-18.11%	4.45%	8.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.41%	-40.83%	-5.89%	-1.70%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.77%	-12.00%	9.02%	12.18%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.81%	-11.48%	0.22%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.77%	-44.84%	0.46%	9.11%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.93%	5.00%	-24.90%	-27.27%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	4.54%	46.17%	0.95%	-2.30%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	1.82%	9.01%	-11.08%	-13.08%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.96%	34.78%	-15.29%	-17.30%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.89%	17.33%	-10.20%	-12.80%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.85%	16.56%	-11.95%	-13.62%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.74%	-43.00%	-5.92%	5.95%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.77%	-27.57%	-0.20%	7.18%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.84%	-23.20%	4.75%	12.27%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.77%	-34.14%	10.00%	14.37%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	1.89%	-61.04%	12.83%	25.36%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.71%	-30.26%	9.13%	15.27%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.69%	-11.08%	6.60%	-2.75%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.77%	-27.40%	1.12%	4.29%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.77%	-26.52%	7.28%	8.88%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.94%	-33.45%	0.69%	9.31%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.91%	-42.99%	-1.82%	10.44%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	1.86%	-39.77%	9.13%	18.65%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.67%	-28.35%	6.82%	11.04%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.67%	-2.55%	4.27%	9.37%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.67%	-22.62%	2.17%	6.15%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.67%	-5.22%	5.80%	9.46%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.67%	-29.90%	-0.20%	6.74%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.67%	-8.24%	3.47%	6.90%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.00%	15.65%	5.26%	4.41%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.77%	-36.25%	9.56%	13.38%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.77%	-25.85%	-1.05%	2.86%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.77%	-35.03%	1.76%	9.34%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.39%	0.73%	0.45%	0.23%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.77%	1.04%	6.28%	8.52%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	1.98%	-18.47%	-8.34%	-7.78%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	-38.66%	4.89%	11.40%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	-3.59%	6.77%	9.41%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	-12.69%	10.56%	15.35%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd; T. Rowe Price Hong Kong Limited	0.95%	-4.78%	0.86%	0.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.38%	-21.98%	-1.67%	1.02%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.10%	-7.61%	-1.97%	1.47%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	-4.95%	-2.32%	-0.78%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	-11.50%	-0.76%	4.05%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.36%	16.11%	4.38%	5.98%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	-16.14%	4.56%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-11.41%	2.69%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	-9.12%	2.25%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-14.95%	4.08%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	-11.73%	1.53%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	-13.38%	1.62%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	-12.84%	1.79%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-13.07%	3.64%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.53%	-13.36%	3.85%	N/A
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	-15.48%	8.57%	13.75%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	-14.90%	2.52%	4.52%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.29%	-11.49%	8.08%	10.08%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	-0.66%	8.51%	11.58%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	-18.23%	9.27%	12.40%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	-13.13%	(0.12)%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.34%	-33.37%	8.55%	12.49%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.25%	-9.23%	2.27%	3.64%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	-15.93%	3.65%	6.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC; The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.11%	-16.01%	1.01%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	-19.59%	8.55%	11.92%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.18%	-26.09%	4.88%	6.92%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.27%	-30.33%	10.16%	15.67%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Virtus Fixed Income Advisers, LLC	0.95%	-9.52%	0.93%	2.31%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.18%	-18.61%	1.49%	1.31%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Virtus Fixed Income Advisers, LLC	1.02%	-30.58%	3.48%	5.50%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.37%	-25.41%	6.80%	10.19%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.48%	-25.25%	1.44%	3.24%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.41%	-27.25%	3.98%	6.08%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/DFIN11321?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns/.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.84%	-4.42%	7.82%	11.09%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.21%	-27.17%	7.72%	9.99%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.18%	-18.68%	-0.10%	3.08%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-17.57%	3.83%	7.53%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	11.19%	0.37%	0.70%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.90%	-8.69%	6.84%	11.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	-36.69%	7.15%	11.60%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.90%	-38.65%	8.34%	11.23%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.49%	-11.88%	-1.15%	3.39%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.12%	-20.81%	7.86%	10.68%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.09%	-37.20%	7.28%	10.96%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.32%	17.32%	3.38%	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.96%	-12.83%	6.59%	10.37%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.35%	-24.86%	2.16%	4.78%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	0.31%	7.68%	10.41%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	0.97%	-17.84%	-2.01%	-0.70%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.02%	-24.92%	6.80%	9.92%
Global Equity	American Funds IS® Global Small Capitalization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	-29.69%	2.54%	6.58%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	-30.11%	10.86%	13.38%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.78%	-16.70%	7.56%	11.28%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	-21.02%	-1.29%	3.67%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.05%	-15.52%	0.35%	3.37%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.90%	-10.16%	-0.11%	0.75%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	-22.25%	2.07%	4.02%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.87%	-20.16%	8.22%	11.56%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	-5.12%	6.15%	9.27%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.18%	-37.81%	7.41%	11.35%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	-4.10%	7.11%	9.85%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited	1.15%	-16.07%	3.25%	4.81%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.90%	-10.56%	2.35%	3.85%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.18%	-38.25%	7.24%	11.89%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	-16.65%	5.29%	10.20%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	-46.52%	4.83%	10.90%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.51%	-18.52%	8.87%	12.00%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.08%	-18.26%	10.03%	10.82%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.01%	-14.71%	4.32%	4.46%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.07%	-16.11%	5.57%	7.05%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	-17.33%	10.15%	11.44%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.23%	50.42%	-1.66%	-0.39%
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.24%	-17.49%	6.72%	7.60%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	-27.24%	11.53%	13.96%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.92%	-11.12%	1.70%	3.56%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	-14.32%	0.45%	4.80%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.82%	-4.20%	0.84%	0.88%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	-30.78%	10.59%	11.39%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.25%	17.72%	1.98%	0.23%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	-26.83%	4.38%	8.83%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	-4.90%	8.31%	10.40%
Global Equity	Delaware VIP Global Value Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.07%	-11.32%	3.08%	7.21%
Specialty-Sector	Delaware VIP Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Europe Limited	1.38%	-24.87%	4.20%	6.41%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	-13.68%	6.13%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	-6.33%	-0.06%	0.76%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.45%	-10.96%	4.47%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	-1.16%	0.70%	0.58%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.56%	-10.35%	-0.64%	2.89%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.66%	-22.56%	0.82%	6.81%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.76%	-30.91%	9.51%	12.95%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.93%	-15.73%	8.26%	12.24%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.12%	-15.67%	1.99%	5.59%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.38%	-24.22%	-0.51%	4.46%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.32%	-9.38%	2.21%	3.37%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.66%	-28.71%	0.44%	4.69%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	-16.14%	1.77%	6.84%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.17%	-2.74%	1.92%	2.51%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.91%	-12.55%	-0.84%	0.23%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.12%	-11.92%	1.35%	3.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-18.45%	4.40%	8.66%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	-38.32%	12.80%	14.81%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	-18.42%	9.03%	12.17%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	-14.97%	5.68%	9.69%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.97%	-39.96%	6.45%	9.88%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.13%	-6.81%	8.11%	10.35%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.91%	-10.57%	10.04%	11.86%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.92%	-10.06%	5.48%	9.09%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-33.69%	7.07%	9.91%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.12%	-10.75%	-0.07%	1.30%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.76%	-9.75%	-0.58%	0.06%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.25%	-13.72%	0.28%	3.64%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	-6.57%	6.61%	9.14%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.51%	-26.30%	8.74%	10.54%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.10%	-10.23%	8.23%	9.74%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.20%	-19.64%	4.07%	8.93%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.07%	-32.68%	8.89%	12.09%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.11%	-1.17%	7.17%	10.52%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.29%	-0.85%	1.64%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.01%	11.28%	2.54%	1.75%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	-9.70%	1.30%	3.48%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.02%	-1.32%	7.14%	10.53%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.78%	-14.39%	0.43%	3.74%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.07%	-16.57%	3.65%	6.08%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.72%	-3.40%	2.25%	2.25%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	-3.74%	5.19%	7.85%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.13%	-1.86%	6.91%	9.70%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.31%	-20.67%	8.01%	11.89%
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.33%	-30.69%	9.52%	13.27%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.28%	-27.78%	5.98%	10.32%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.53%	-26.61%	3.05%	9.37%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.92%	-16.15%	0.15%	2.48%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.10%	-9.12%	5.64%	7.59%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	-27.17%	-0.01%	3.99%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.48%	-14.52%	1.94%	3.29%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	-20.75%	5.92%	8.03%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.57%	-12.06%	8.51%	11.69%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd	1.23%	-22.16%	1.42%	5.41%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	-25.14%	-1.16%	2.22%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.18%	-11.71%	-1.53%	0.38%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	-10.58%	-0.39%	0.17%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.87%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.21%	-13.54%	8.03%	9.96%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.13%	-9.55%	1.10%	2.67%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	-14.45%	4.82%	7.72%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	-20.73%	5.27%	8.05%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.91%	-5.77%	4.49%	8.25%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	-12.80%	1.01%	3.65%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.30%	-35.98%	8.23%	10.86%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	-13.55%	8.60%	11.21%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.21%	-11.98%	4.94%	8.82%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.94%	-9.44%	6.19%	9.80%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.18%	-32.53%	5.80%	9.44%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.76%	-12.74%	-0.11%	0.83%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.01%	-19.56%	3.79%	9.29%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.92%	-18.89%	9.97%	12.93%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.07%	-19.94%	-3.26%	-0.27%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.09%	-7.44%	1.83%	3.54%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-10.78%	1.32%	2.98%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-19.45%	11.67%	13.01%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.24%	-17.80%	2.43%	4.42%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	-23.75%	2.77%	7.56%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.04%	-16.69%	8.18%	11.15%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	-29.99%	7.53%	9.71%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	-17.43%	8.62%	11.41%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.95%	-9.84%	4.91%	7.07%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	-14.18%	-0.08%	1.13%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	0.48%	8.73%	8.35%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.49%	-18.81%	-2.27%	0.02%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.47%	-25.13%	-2.77%	0.54%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.94%	-11.82%	0.54%	1.74%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	-12.54%	1.77%	3.36%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.745%	-11.87%	3.12%	3.15%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.60%	8.66%	6.94%	-1.66%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.14%	-15.80%	-0.95%	0.87%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.06%	-11.09%	-1.02%	-0.41%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.45%	-18.40%	3.43%	3.02%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.86%	-10.38%	1.78%	3.42%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.09%	-19.06%	-3.23%	-1.71%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-5.84%	-0.02%	0.32%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	-11.99%	1.86%	0.80%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.71%	-0.25%	1.16%	1.24%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	-14.39%	-0.28%	0.82%
Intermediate Term Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.80%	-14.45%	0.04%	1.43%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.03%	-7.94%	5.62%	10.17%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.42%	-11.43%	0.89%	3.12%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.36%	-12.83%	0.44%	1.71%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.94%	-15.77%	9.50%	12.55%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.09%	-2.35%	-0.17%	1.70%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited; Putnam Advisory Company, LLC	1.15%	-16.03%	3.14%	6.53%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.99%	-11.60%	1.39%	3.22%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.86%	-13.81%	-0.51%	1.16%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.91%	-30.50%	10.60%	13.72%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	0.82%	-3.13%	9.26%	11.76%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited	1.23%	-28.30%	7.48%	9.02%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	3.30%	-7.60%	2.01%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.77%	-17.02%	1.02%	6.71%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.77%	-9.65%	5.92%	5.71%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.77%	-13.31%	3.79%	10.76%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.94%	22.88%	5.33%	-4.49%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.77%	-0.91%	4.86%	8.62%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.91%	-20.49%	7.54%	18.43%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.77%	-32.70%	15.07%	18.82%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.77%	48.29%	3.17%	0.09%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.77%	42.56%	-10.63%	-10.18%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.96%	-13.09%	1.48%	2.78%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.77%	-18.11%	4.45%	8.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.41%	-40.83%	-5.89%	-1.70%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.77%	-12.00%	9.02%	12.18%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.81%	-11.48%	0.22%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.77%	-44.84%	0.46%	9.11%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.93%	5.00%	-24.90%	-27.27%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	4.54%	46.17%	0.95%	-2.30%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	1.82%	9.01%	-11.08%	-13.08%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.96%	34.78%	-15.29%	-17.30%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.89%	17.33%	-10.20%	-12.80%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.85%	16.56%	-11.95%	-13.62%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.74%	-43.00%	-5.92%	5.95%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.77%	-27.57%	-0.20%	7.18%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.84%	-23.20%	4.75%	12.27%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.77%	-34.14%	10.00%	14.37%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	1.89%	-61.04%	12.83%	25.36%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.71%	-30.26%	9.13%	15.27%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.69%	-11.08%	6.60%	-2.75%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.77%	-27.40%	1.12%	4.29%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.77%	-26.52%	7.28%	8.88%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.94%	-33.45%	0.69%	9.31%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.91%	-42.99%	-1.82%	10.44%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	1.86%	-39.77%	9.13%	18.65%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.67%	-28.35%	6.82%	11.04%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.67%	-2.55%	4.27%	9.37%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.67%	-22.62%	2.17%	6.15%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.67%	-5.22%	5.80%	9.46%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.67%	-29.90%	-0.20%	6.74%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.67%	-8.24%	3.47%	6.90%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.00%	15.65%	5.26%	4.41%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.77%	-36.25%	9.56%	13.38%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.77%	-25.85%	-1.05%	2.86%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.77%	-35.03%	1.76%	9.34%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.39%	0.73%	0.45%	0.23%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.77%	1.04%	6.28%	8.52%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	1.98%	-18.47%	-8.34%	-7.78%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	-38.66%	4.89%	11.40%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	-3.59%	6.77%	9.41%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	-12.69%	10.56%	15.35%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd; T. Rowe Price Hong Kong Limited	0.95%	-4.78%	0.86%	0.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.38%	-21.98%	-1.67%	1.02%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.10%	-7.61%	-1.97%	1.47%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	-4.95%	-2.32%	-0.78%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	-11.50%	-0.76%	4.05%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.36%	16.11%	4.38%	5.98%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	-16.14%	4.56%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-11.41%	2.69%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	-9.12%	2.25%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-14.95%	4.08%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	-11.73%	1.53%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	-13.38%	1.62%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	-12.84%	1.79%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	-13.07%	3.64%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.53%	-13.36%	3.85%	N/A
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	-15.48%	8.57%	13.75%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	-14.90%	2.52%	4.52%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.29%	-11.49%	8.08%	10.08%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	-0.66%	8.51%	11.58%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	-18.23%	9.27%	12.40%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	-13.13%	(0.12)%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.34%	-33.37%	8.55%	12.49%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.25%	-9.23%	2.27%	3.64%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	-15.93%	3.65%	6.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC; The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.11%	-16.01%	1.01%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	-19.59%	8.55%	11.92%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.18%	-26.09%	4.88%	6.92%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.27%	-30.33%	10.16%	15.67%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Virtus Fixed Income Advisers, LLC	0.95%	-9.52%	0.93%	2.31%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.18%	-18.61%	1.49%	1.31%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Virtus Fixed Income Advisers, LLC	1.02%	-30.58%	3.48%	5.50%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.37%	-25.41%	6.80%	10.19%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.48%	-25.25%	1.44%	3.24%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.41%	-27.25%	3.98%	6.08%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Portfolio Company Objective [Text Block]	InvestmentType
Some Portfolio Companies not Available for All Benefits [Text Block]	Optional Rider Investment Restrictions
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
EliteDesigns Variable Annuity (2011) | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.•Each investment option has its own unique risks.•You should review the investment options before making an investment decision.
EliteDesigns Variable Annuity (2011) | RiskofInvestmentLossMember
Prospectus:
Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
EliteDesigns Variable Annuity (2011) | ShortTermInvestmentRiskWithdrawalRiskMember
Prospectus:
Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
EliteDesigns Variable Annuity (2011) | SubaccountRiskMember
Prospectus:
Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
EliteDesigns Variable Annuity (2011) | ManagedVolatilityFundRiskMember
Prospectus:
Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
EliteDesigns Variable Annuity (2011) | PurchasePaymentRiskMember
Prospectus:
Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
EliteDesigns Variable Annuity (2011) | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
EliteDesigns Variable Annuity (2011) | CybersecurityandBusinessDisruptionRiskMember
Prospectus:
Risk [Text Block]	Cybersecurity and Business Disruption Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
EliteDesigns Variable Annuity (2011) | TaxConsequencesRiskMember
Prospectus:
Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
EliteDesigns Variable Annuity (2011) | AdvisoryFeeDeductionRiskMember
Prospectus:
Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
EliteDesigns Variable Annuity (2011) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
EliteDesigns Variable Annuity (2011) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Withdrawals may reduce or terminate Contract guarantees.•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
EliteDesigns Variable Annuity (2011) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, First Security Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
EliteDesigns Variable Annuity (2011) | ABDiscoveryValueClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	AB Discovery Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
EliteDesigns Variable Annuity (2011) | ABRelativeValueClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	AB Relative Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
EliteDesigns Variable Annuity (2011) | ABSustainableGlobalThematicClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EliteDesigns Variable Annuity (2011) | ABVPSDynamicAssetAllocationClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.08%
EliteDesigns Variable Annuity (2011) | AFISCapitalWorldGrowthandIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AFIS Capital World Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
EliteDesigns Variable Annuity (2011) | AFISUSGovernmentSecuritiesClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	AFIS U.S. Government Securities – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
EliteDesigns Variable Annuity (2011) | AFISWashingtonMutualInvestorsClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	AFIS Washington Mutual Investors – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
EliteDesigns Variable Annuity (2011) | AlgerCapitalAppreciationClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation – Class S
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(36.69%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	11.60%
EliteDesigns Variable Annuity (2011) | AlgerLargeCapGrowthClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Large Cap Growth – Class I-2
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(38.65%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.23%
EliteDesigns Variable Annuity (2011) | AllspringInternationalEquityVTClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Allspring International Equity VT – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(11.88%)
Average Annual Total Returns, 5 Years [Percent]	(1.15%)
Average Annual Total Returns, 10 Years [Percent]	3.39%
EliteDesigns Variable Annuity (2011) | AllspringOpportunityVTClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Allspring Opportunity VT – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(20.81%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.68%
EliteDesigns Variable Annuity (2011) | AllspringVTDiscoveryAllCapGrowthClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Allspring VT Discovery All Cap Growth – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(37.20%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	10.96%
EliteDesigns Variable Annuity (2011) | ALPSAlerianEnergyInfrastructureClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure – Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
EliteDesigns Variable Annuity (2011) | AmericanCenturyVPDisciplinedCoreValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	American Century VP Disciplined Core Value – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	10.37%
EliteDesigns Variable Annuity (2011) | AmericanCenturyVPInflationProtectionClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	American Century VP Inflation Protection – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
EliteDesigns Variable Annuity (2011) | AmericanCenturyVPInternationalClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Century VP International – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(24.86%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	4.78%
EliteDesigns Variable Annuity (2011) | AmericanCenturyVPMidCapValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
EliteDesigns Variable Annuity (2011) | AmericanCenturyVPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	American Century VP Value – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
EliteDesigns Variable Annuity (2011) | AmericanFundsISAssetAllocationClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
EliteDesigns Variable Annuity (2011) | AmericanFundsISCapitalWorldBondClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS® Capital World Bond – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
EliteDesigns Variable Annuity (2011) | AmericanFundsISGlobalGrowthClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
EliteDesigns Variable Annuity (2011) | AmericanFundsISGlobalSmallCapitalizationClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Small Capitalization – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
EliteDesigns Variable Annuity (2011) | AmericanFundsISGrowthClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	American Funds IS® Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
EliteDesigns Variable Annuity (2011) | AmericanFundsISGrowthIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EliteDesigns Variable Annuity (2011) | AmericanFundsISInternationalClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
EliteDesigns Variable Annuity (2011) | AmericanFundsISInternationalGrowthandIncomeClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
EliteDesigns Variable Annuity (2011) | AmericanFundsISMortgageClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	American Funds IS® Mortgage – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
EliteDesigns Variable Annuity (2011) | AmericanFundsISNewWorldClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
EliteDesigns Variable Annuity (2011) | BlackRockAdvantageLargeCapCoreVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.16%)
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
EliteDesigns Variable Annuity (2011) | BlackRockBasicValueVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.27%
EliteDesigns Variable Annuity (2011) | BlackRockCapitalAppreciationVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
EliteDesigns Variable Annuity (2011) | BlackRockEquityDividendVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
EliteDesigns Variable Annuity (2011) | BlackRockGlobalAllocationVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
EliteDesigns Variable Annuity (2011) | BlackRockHighYieldVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	3.85%
EliteDesigns Variable Annuity (2011) | BlackRockLargeCapFocusGrowthVIClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EliteDesigns Variable Annuity (2011) | BNYMellonIPSmallCapStockIndexServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP Small Cap Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.65%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	10.20%
EliteDesigns Variable Annuity (2011) | BNYMellonIPTechnologyGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(46.52%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	10.90%
EliteDesigns Variable Annuity (2011) | BNYMellonStockIndexServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	12.00%
EliteDesigns Variable Annuity (2011) | BNYMellonVIFAppreciationServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.26%)
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	10.82%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy - Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPBalancedClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Delaware Ivy VIP Balanced - Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.11%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.05%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPCoreEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Core Equity – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	11.44%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPEnergyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Delaware Ivy VIP Energy – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	50.42%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPGlobalGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Growth – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(27.24%)
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	13.96%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPHighIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPInternationalCoreEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Delaware Ivy VIP Limited-Term Bond – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(4.20%)
Average Annual Total Returns, 5 Years [Percent]	0.84%
Average Annual Total Returns, 10 Years [Percent]	0.88%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPNaturalResourcesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Delaware Ivy VIP Natural Resources – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	0.23%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPScienceandTechnologyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPSmallCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Small Cap Growth – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(26.83%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.83%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPSmidCapCoreClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
EliteDesigns Variable Annuity (2011) | DelawareIvyVIPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Delaware Ivy VIP Value – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.90%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	10.40%
EliteDesigns Variable Annuity (2011) | DelawareVIPGlobalValueEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Delaware VIP Global Value Equity – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(11.32%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EliteDesigns Variable Annuity (2011) | DelawareVIPRealEstateSecuritiesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Delaware VIP Real Estate Securities – Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(24.87%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.41%
EliteDesigns Variable Annuity (2011) | DimensionalVAEquityAllocationInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
EliteDesigns Variable Annuity (2011) | DimensionalVAGlobalBondPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
EliteDesigns Variable Annuity (2011) | DimensionalVAGlobalModerateAllocationInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
EliteDesigns Variable Annuity (2011) | DimensionalVAInternationalSmallPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
EliteDesigns Variable Annuity (2011) | DimensionalVAInternationalValuePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
EliteDesigns Variable Annuity (2011) | DimensionalVAShortTermFixedPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
EliteDesigns Variable Annuity (2011) | DimensionalVAUSLargeValuePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
EliteDesigns Variable Annuity (2011) | DimensionalVAUSTargetedValuePortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
EliteDesigns Variable Annuity (2011) | DonoghueForlinesDividendVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Donoghue Forlines Dividend VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.56%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	2.89%
EliteDesigns Variable Annuity (2011) | DonoghueForlinesMomentumVITFundClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Name [Text Block]	Donoghue Forlines Momentum VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	(22.56%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	6.81%
EliteDesigns Variable Annuity (2011) | DWSCapitalGrowthVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	DWS Capital Growth VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(30.91%)
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.95%
EliteDesigns Variable Annuity (2011) | DWSCoreEquityVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	DWS Core Equity VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.73%)
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	12.24%
EliteDesigns Variable Annuity (2011) | DWSCROCIUSVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	DWS CROCI® U.S. VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(15.67%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	5.59%
EliteDesigns Variable Annuity (2011) | DWSGlobalSmallCapVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	DWS Global Small Cap VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(24.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	4.46%
EliteDesigns Variable Annuity (2011) | DWSHighIncomeVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	DWS High Income VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(9.38%)
Average Annual Total Returns, 5 Years [Percent]	2.21%
Average Annual Total Returns, 10 Years [Percent]	3.37%
EliteDesigns Variable Annuity (2011) | DWSInternationalGrowthVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	DWS International Growth VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.66%
Average Annual Total Returns, 1 Year [Percent]	(28.71%)
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	4.69%
EliteDesigns Variable Annuity (2011) | DWSSmallMidCapValueVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	6.84%
EliteDesigns Variable Annuity (2011) | EatonVanceVTFloatingRateIncomeInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income - Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	2.51%
EliteDesigns Variable Annuity (2011) | FederatedHermesFundforUSGovernmentSecuritiesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities II
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.55%)
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
EliteDesigns Variable Annuity (2011) | FederatedHermesHighIncomeBondIIServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond II – Service Class
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(11.92%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	3.33%
EliteDesigns Variable Annuity (2011) | FidelityVIPBalancedServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
EliteDesigns Variable Annuity (2011) | FidelityVIPContrafundServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
EliteDesigns Variable Annuity (2011) | FidelityVIPDisciplinedSmallCapServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
EliteDesigns Variable Annuity (2011) | FidelityVIPEmergingMarketsServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
EliteDesigns Variable Annuity (2011) | FidelityVIPGrowthandIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
EliteDesigns Variable Annuity (2011) | FidelityVIPGrowthOpportunitiesServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
EliteDesigns Variable Annuity (2011) | FidelityVIPHighIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Fidelity® VIP High Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
EliteDesigns Variable Annuity (2011) | FidelityVIPIndex500ServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.17%
EliteDesigns Variable Annuity (2011) | FidelityVIPInvestmentGradeBondServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
EliteDesigns Variable Annuity (2011) | FidelityVIPMidCapServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
EliteDesigns Variable Annuity (2011) | FidelityVIPOverseasServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
EliteDesigns Variable Annuity (2011) | FidelityVIPRealEstateServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.69%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
EliteDesigns Variable Annuity (2011) | FidelityVIPStrategicIncomeServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
EliteDesigns Variable Annuity (2011) | FranklinDynaTechVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Growth
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(39.96%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	9.88%
EliteDesigns Variable Annuity (2011) | FranklinGrowthandIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	10.35%
EliteDesigns Variable Annuity (2011) | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
EliteDesigns Variable Annuity (2011) | FranklinLargeCapGrowthVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Franklin Large Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(36.54%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.43%
EliteDesigns Variable Annuity (2011) | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
EliteDesigns Variable Annuity (2011) | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
EliteDesigns Variable Annuity (2011) | FranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
EliteDesigns Variable Annuity (2011) | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
EliteDesigns Variable Annuity (2011) | FranklinSmallMidCapGrowthVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(33.69%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
EliteDesigns Variable Annuity (2011) | FranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
EliteDesigns Variable Annuity (2011) | FranklinUSGovernmentSecuritiesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITInternationalEquityInsightsServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITLargeCapValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Large Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	9.14%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITMidCapGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	10.54%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITMidCapValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.74%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITSmallCapEquityInsightsServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
EliteDesigns Variable Annuity (2011) | GoldmanSachsVITStrategicGrowthServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(32.68%)
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	12.09%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFAllCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF All Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(1.17%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.52%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFFloatingRateStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Floating Rate Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFGlobalManagedFuturesStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.01%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFHighYieldMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(9.70%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	3.48%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFLargeCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF Large Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(1.32%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFLongShortEquityMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Long Short Equity
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFManagedAssetAllocationMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Guggenheim VIF Managed Asset Allocation
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.08%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFMultiHedgeStrategiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.72%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFSmallCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF Small Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFSMidCapValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Guggenheim VIF SMid Cap Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	9.70%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFStylePlusLargeCoreMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Large Core
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFStylePlusLargeGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Large Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(30.69%)
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	13.27%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFStylePlusMidGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Mid Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(27.78%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.32%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFStylePlusSmallGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Guggenheim VIF StylePlus Small Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(26.61%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	9.37%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFTotalReturnBondMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.48%
EliteDesigns Variable Annuity (2011) | GuggenheimVIFWorldEquityIncomeMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Guggenheim VIF World Equity Income
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	7.59%
EliteDesigns Variable Annuity (2011) | InvescoOppenheimerVIInternationalGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
EliteDesigns Variable Annuity (2011) | InvescoVIAmericanFranchiseSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
EliteDesigns Variable Annuity (2011) | InvescoVIAmericanValueSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
EliteDesigns Variable Annuity (2011) | InvescoVIBalancedRiskAllocationSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
EliteDesigns Variable Annuity (2011) | InvescoVIComstockSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
EliteDesigns Variable Annuity (2011) | InvescoVICoreEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	8.03%
EliteDesigns Variable Annuity (2011) | InvescoVIDiscoveryMidCapGrowthSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	11.55%
EliteDesigns Variable Annuity (2011) | InvescoVIEquallyWeightedSP500SeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.69%
EliteDesigns Variable Annuity (2011) | InvescoVIEquityandIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
EliteDesigns Variable Annuity (2011) | InvescoVIEQVInternationalEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
EliteDesigns Variable Annuity (2011) | InvescoVIGlobalSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
EliteDesigns Variable Annuity (2011) | InvescoVIGlobalCoreEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global Core Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Canada Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(22.16%)
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	5.41%
EliteDesigns Variable Annuity (2011) | InvescoVIGlobalRealEstateSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.14%)
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	2.22%
EliteDesigns Variable Annuity (2011) | InvescoVIGlobalStrategicIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(1.53%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
EliteDesigns Variable Annuity (2011) | InvescoVIGovernmentSecuritiesSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	0.17%
EliteDesigns Variable Annuity (2011) | InvescoVIGrowthandIncomeSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	9.87%
EliteDesigns Variable Annuity (2011) | InvescoVIHealthCareSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.96%
EliteDesigns Variable Annuity (2011) | InvescoVIHighYieldSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Invesco V.I. High Yield – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.55%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.67%
EliteDesigns Variable Annuity (2011) | InvescoVIMainStreetMidCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
EliteDesigns Variable Annuity (2011) | InvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
EliteDesigns Variable Annuity (2011) | InvescoVISmallCapEquitySeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.73%)
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	8.05%
EliteDesigns Variable Annuity (2011) | JanusHendersonVITEnterpriseServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
EliteDesigns Variable Annuity (2011) | JanusHendersonVITFortyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
EliteDesigns Variable Annuity (2011) | JanusHendersonVITMidCapValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Janus Henderson VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
EliteDesigns Variable Annuity (2011) | JanusHendersonVITOverseasServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
EliteDesigns Variable Annuity (2011) | JanusHendersonVITResearchServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
EliteDesigns Variable Annuity (2011) | JPMorganInsuranceTrustCoreBondPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
EliteDesigns Variable Annuity (2011) | JPMorganInsuranceTrustSmallCapCorePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
EliteDesigns Variable Annuity (2011) | JPMorganInsuranceTrustUSEquityPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	11.21%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesBondDebentureVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(11.98%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.82%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesDevelopingGrowthVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.44%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesDividendGrowthVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Dividend Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(32.53%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.44%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesFundamentalEquityVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Lord Abbett Series Fundamental Equity VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.21%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	7.81%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesGrowthandIncomeVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Growth and Income VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesGrowthOpportunitiesVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Growth Opportunities VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesMidCapStockVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Mid Cap Stock VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(19.56%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	9.29%
EliteDesigns Variable Annuity (2011) | LordAbbettSeriesTotalReturnVCClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Total Return VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	12.93%
EliteDesigns Variable Annuity (2011) | MFSVITEmergingMarketsEquityServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	MFS® VIT Emerging Markets Equity – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	2.07%
Average Annual Total Returns, 1 Year [Percent]	(19.94%)
Average Annual Total Returns, 5 Years [Percent]	(3.26%)
Average Annual Total Returns, 10 Years [Percent]	(0.27%)
EliteDesigns Variable Annuity (2011) | MFSVITGlobalTacticalAllocationServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	MFS® VIT Global Tactical Allocation – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.44%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	3.54%
EliteDesigns Variable Annuity (2011) | MFSVITHighYieldServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	MFS® VIT High Yield – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	2.98%
EliteDesigns Variable Annuity (2011) | MFSVITIIMAInvestorsGrowthStockServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT II MA Investors Growth Stock – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.45%)
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	13.01%
EliteDesigns Variable Annuity (2011) | MFSVITIIResearchInternationalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
EliteDesigns Variable Annuity (2011) | MFSVITInternationalIntrinsicValueServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT International Intrinsic Value – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
EliteDesigns Variable Annuity (2011) | MFSVITInvestorsTrustServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Investors Trust – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
EliteDesigns Variable Annuity (2011) | MFSVITNewDiscoveryServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT New Discovery – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
EliteDesigns Variable Annuity (2011) | MFSVITResearchServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.41%
EliteDesigns Variable Annuity (2011) | MFSVITTotalReturnServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EliteDesigns Variable Annuity (2011) | MFSVITTotalReturnBondServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
EliteDesigns Variable Annuity (2011) | MFSVITUtilitiesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
EliteDesigns Variable Annuity (2011) | MorganStanleyVIFEmergingMarketsDebtClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Debt – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	(18.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
EliteDesigns Variable Annuity (2011) | MorganStanleyVIFEmergingMarketsEquityClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
EliteDesigns Variable Annuity (2011) | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.17%)
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	7.17%
EliteDesigns Variable Annuity (2011) | MorningstarBalancedETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	4.90%
EliteDesigns Variable Annuity (2011) | MorningstarConservativeETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(11.82%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.74%
EliteDesigns Variable Annuity (2011) | MorningstarGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.25%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.32%
EliteDesigns Variable Annuity (2011) | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.54%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.36%
EliteDesigns Variable Annuity (2011) | NeubergerBermanAMTSustainableEquityClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity – Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
EliteDesigns Variable Annuity (2011) | PIMCOVITAllAssetAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.745%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
EliteDesigns Variable Annuity (2011) | PIMCOVITCommodityRealReturnStrategyAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
EliteDesigns Variable Annuity (2011) | PIMCOVITEmergingMarketsBondAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
EliteDesigns Variable Annuity (2011) | PIMCOVITGlobalBondOpportunitiesPortfolioUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.09%)
Average Annual Total Returns, 5 Years [Percent]	(1.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
EliteDesigns Variable Annuity (2011) | PIMCOVITGlobalManagedAssetAllocationAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EliteDesigns Variable Annuity (2011) | PIMCOVITHighYieldFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	PIMCO VIT High Yield – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(10.38%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.42%
EliteDesigns Variable Annuity (2011) | PIMCOVITInternationalBondPortfolioUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(19.06%)
Average Annual Total Returns, 5 Years [Percent]	(3.23%)
Average Annual Total Returns, 10 Years [Percent]	(1.71%)
EliteDesigns Variable Annuity (2011) | PIMCOVITLowDurationAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
EliteDesigns Variable Annuity (2011) | PIMCOVITRealReturnAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
EliteDesigns Variable Annuity (2011) | PIMCOVITShortTermAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.24%
EliteDesigns Variable Annuity (2011) | PIMCOVITTotalReturnAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
EliteDesigns Variable Annuity (2011) | PioneerBondVCTClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Pioneer Bond VCT – Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
EliteDesigns Variable Annuity (2011) | PioneerEquityIncomeVCTClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Pioneer Equity Income VCT – Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
EliteDesigns Variable Annuity (2011) | PioneerHighYieldVCTClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Pioneer High Yield VCT – Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(11.43%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.12%
EliteDesigns Variable Annuity (2011) | PioneerStrategicIncomeVCTClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income VCT – Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	0.44%
Average Annual Total Returns, 10 Years [Percent]	1.71%
EliteDesigns Variable Annuity (2011) | PutnamVTCoreEquityClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi Cap Blend
Portfolio Company Name [Text Block]	Putnam VT Core Equity – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.77%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.55%
EliteDesigns Variable Annuity (2011) | PutnamVTDiversifiedIncomeClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Putnam VT Diversified Income – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(2.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
EliteDesigns Variable Annuity (2011) | PutnamVTGlobalAssetAllocationClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; Putnam Advisory Company, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.53%
EliteDesigns Variable Annuity (2011) | PutnamVTHighYieldClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.22%
EliteDesigns Variable Annuity (2011) | PutnamVTIncomeClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Putnam VT Income – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
EliteDesigns Variable Annuity (2011) | PutnamVTLargeCapGrowthClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(30.50%)
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	13.72%
EliteDesigns Variable Annuity (2011) | PutnamVTLargeCapValueClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
EliteDesigns Variable Annuity (2011) | PutnamVTSmallCapGrowthClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(28.30%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	9.02%
EliteDesigns Variable Annuity (2011) | RedwoodManagedVolatilityClassNMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Redwood Managed Volatility – Class N
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Current Expenses [Percent]	3.30%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
EliteDesigns Variable Annuity (2011) | RydexVIFBankingMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Banking
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	6.71%
EliteDesigns Variable Annuity (2011) | RydexVIFBasicMaterialsMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Basic Materials
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
EliteDesigns Variable Annuity (2011) | RydexVIFBiotechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Biotechnology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
EliteDesigns Variable Annuity (2011) | RydexVIFCommoditiesStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Commodities Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	(4.49%)
EliteDesigns Variable Annuity (2011) | RydexVIFConsumerProductsMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Consumer Products
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(0.91%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.62%
EliteDesigns Variable Annuity (2011) | RydexVIFDow2xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.91%
Average Annual Total Returns, 1 Year [Percent]	(20.49%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	18.43%
EliteDesigns Variable Annuity (2011) | RydexVIFElectronicsMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Electronics
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(32.70%)
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	18.82%
EliteDesigns Variable Annuity (2011) | RydexVIFEnergyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	48.29%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	0.09%
EliteDesigns Variable Annuity (2011) | RydexVIFEnergyServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	42.56%
Average Annual Total Returns, 5 Years [Percent]	(10.63%)
Average Annual Total Returns, 10 Years [Percent]	(10.18%)
EliteDesigns Variable Annuity (2011) | RydexVIFEurope125xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Europe 1.25x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.78%
EliteDesigns Variable Annuity (2011) | RydexVIFFinancialServicesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Financial Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(18.11%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	8.66%
EliteDesigns Variable Annuity (2011) | RydexVIFGovernmentLongBond12xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Rydex VIF Government Long Bond 1.2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	(40.83%)
Average Annual Total Returns, 5 Years [Percent]	(5.89%)
Average Annual Total Returns, 10 Years [Percent]	(1.70%)
EliteDesigns Variable Annuity (2011) | RydexVIFHealthCareMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Health Care
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(12.00%)
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	12.18%
EliteDesigns Variable Annuity (2011) | RydexVIFHighYieldStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Rydex VIF High Yield Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.81%
Average Annual Total Returns, 1 Year [Percent]	(11.48%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
EliteDesigns Variable Annuity (2011) | RydexVIFInternetMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Internet
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(44.84%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	9.11%
EliteDesigns Variable Annuity (2011) | RydexVIFInverseDow2xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.93%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	(24.90%)
Average Annual Total Returns, 10 Years [Percent]	(27.27%)
EliteDesigns Variable Annuity (2011) | RydexVIFInverseGovernmentLongBondStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Government Long Bond Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	4.54%
Average Annual Total Returns, 1 Year [Percent]	46.17%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	(2.30%)
EliteDesigns Variable Annuity (2011) | RydexVIFInverseMidCapStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Mid-Cap Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	(11.08%)
Average Annual Total Returns, 10 Years [Percent]	(13.08%)
EliteDesigns Variable Annuity (2011) | RydexVIFInverseNASDAQ100StrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse NASDAQ-100® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	34.78%
Average Annual Total Returns, 5 Years [Percent]	(15.29%)
Average Annual Total Returns, 10 Years [Percent]	(17.30%)
EliteDesigns Variable Annuity (2011) | RydexVIFInverseRussell2000StrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Russell 2000® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.89%
Average Annual Total Returns, 1 Year [Percent]	17.33%
Average Annual Total Returns, 5 Years [Percent]	(10.20%)
Average Annual Total Returns, 10 Years [Percent]	(12.80%)
EliteDesigns Variable Annuity (2011) | RydexVIFInverseSP500StrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse S&P 500 Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.85%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	(11.95%)
Average Annual Total Returns, 10 Years [Percent]	(13.62%)
EliteDesigns Variable Annuity (2011) | RydexVIFJapan2xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Japan 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(43.00%)
Average Annual Total Returns, 5 Years [Percent]	(5.92%)
Average Annual Total Returns, 10 Years [Percent]	5.95%
EliteDesigns Variable Annuity (2011) | RydexVIFLeisureMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Leisure
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.57%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	7.18%
EliteDesigns Variable Annuity (2011) | RydexVIFMidCap15xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Mid-Cap 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(23.20%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	12.27%
EliteDesigns Variable Annuity (2011) | RydexVIFNASDAQ100Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100®
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(34.14%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
EliteDesigns Variable Annuity (2011) | RydexVIFNASDAQ1002xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.89%
Average Annual Total Returns, 1 Year [Percent]	(61.04%)
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	25.36%
EliteDesigns Variable Annuity (2011) | RydexVIFNovaMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Nova
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	15.27%
EliteDesigns Variable Annuity (2011) | RydexVIFPreciousMetalsMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Precious Metals
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(11.08%)
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	(2.75%)
EliteDesigns Variable Annuity (2011) | RydexVIFRealEstateMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Real Estate
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(27.40%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	4.29%
EliteDesigns Variable Annuity (2011) | RydexVIFRetailingMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Retailing
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(26.52%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	8.88%
EliteDesigns Variable Annuity (2011) | RydexVIFRussell200015xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	(33.45%)
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	9.31%
EliteDesigns Variable Annuity (2011) | RydexVIFRussell20002xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.91%
Average Annual Total Returns, 1 Year [Percent]	(42.99%)
Average Annual Total Returns, 5 Years [Percent]	(1.82%)
Average Annual Total Returns, 10 Years [Percent]	10.44%
EliteDesigns Variable Annuity (2011) | RydexVIFSP5002xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.86%
Average Annual Total Returns, 1 Year [Percent]	(39.77%)
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	18.65%
EliteDesigns Variable Annuity (2011) | RydexVIFSP500PureGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(28.35%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
EliteDesigns Variable Annuity (2011) | RydexVIFSP500PureValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(2.55%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	9.37%
EliteDesigns Variable Annuity (2011) | RydexVIFSPMidCap400PureGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
EliteDesigns Variable Annuity (2011) | RydexVIFSPMidCap400PureValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.46%
EliteDesigns Variable Annuity (2011) | RydexVIFSPSmallCap600PureGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(29.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	6.74%
EliteDesigns Variable Annuity (2011) | RydexVIFSPSmallCap600PureValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(8.24%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	6.90%
EliteDesigns Variable Annuity (2011) | RydexVIFStrengtheningDollar2xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Strengthening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	4.41%
EliteDesigns Variable Annuity (2011) | RydexVIFTechnologyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Technology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(36.25%)
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	13.38%
EliteDesigns Variable Annuity (2011) | RydexVIFTelecommunicationsMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Telecommunications
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	2.86%
EliteDesigns Variable Annuity (2011) | RydexVIFTransportationMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Transportation
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(35.03%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	9.34%
EliteDesigns Variable Annuity (2011) | RydexVIFUSGovernmentMoneyMarketMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Rydex VIF U.S. Government Money Market
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	0.23%
EliteDesigns Variable Annuity (2011) | RydexVIFUtilitiesMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Utilities
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	8.52%
EliteDesigns Variable Annuity (2011) | RydexVIFWeakeningDollar2xStrategyMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Weakening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	(8.34%)
Average Annual Total Returns, 10 Years [Percent]	(7.78%)
EliteDesigns Variable Annuity (2011) | TRowePriceBlueChipGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
EliteDesigns Variable Annuity (2011) | TRowePriceEquityIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
EliteDesigns Variable Annuity (2011) | TRowePriceHealthSciencesClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
EliteDesigns Variable Annuity (2011) | TRowePriceLimitedTermBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd; T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(4.78%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	0.66%
EliteDesigns Variable Annuity (2011) | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
EliteDesigns Variable Annuity (2011) | TempletonForeignVIPClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
EliteDesigns Variable Annuity (2011) | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
EliteDesigns Variable Annuity (2011) | TempletonGrowthVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(11.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.76%)
Average Annual Total Returns, 10 Years [Percent]	4.05%
EliteDesigns Variable Annuity (2011) | ThirdAvenueValueMember
Prospectus:
Portfolio Company Objective [Text Block]	World Large Stock
Portfolio Company Name [Text Block]	Third Avenue Value
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	5.98%
EliteDesigns Variable Annuity (2011) | TOPSAggressiveGrowthETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
EliteDesigns Variable Annuity (2011) | TOPSBalancedETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
EliteDesigns Variable Annuity (2011) | TOPSConservativeETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Conservative ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
EliteDesigns Variable Annuity (2011) | TOPSGrowthETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Growth ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
EliteDesigns Variable Annuity (2011) | TOPSManagedRiskBalancedETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.73%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
EliteDesigns Variable Annuity (2011) | TOPSManagedRiskGrowthETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
EliteDesigns Variable Annuity (2011) | TOPSManagedRiskModerateGrowthETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
EliteDesigns Variable Annuity (2011) | TOPSModerateGrowthETFInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
EliteDesigns Variable Annuity (2011) | VanEckVIPGlobalGoldClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Gold – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
EliteDesigns Variable Annuity (2011) | VanEckVIPGlobalResourcesClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Resources – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.10%
EliteDesigns Variable Annuity (2011) | VanguardVIFBalancedMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
EliteDesigns Variable Annuity (2011) | VanguardVIFCapitalGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
EliteDesigns Variable Annuity (2011) | VanguardVIFConservativeAllocationMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
EliteDesigns Variable Annuity (2011) | VanguardVIFDiversifiedValueMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
EliteDesigns Variable Annuity (2011) | VanguardVIFEquityIncomeMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.; Wellington Management Company LLP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(0.66%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.58%
EliteDesigns Variable Annuity (2011) | VanguardVIFEquityIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
EliteDesigns Variable Annuity (2011) | VanguardVIFGlobalBondIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
EliteDesigns Variable Annuity (2011) | VanguardVIFGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(33.37%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.49%
EliteDesigns Variable Annuity (2011) | VanguardVIFHighYieldBondMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® VIF High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP; The Vanguard Group, Inc.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EliteDesigns Variable Annuity (2011) | VanguardVIFInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF International
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
EliteDesigns Variable Annuity (2011) | VanguardVIFMidCapIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
EliteDesigns Variable Annuity (2011) | VanguardVIFModerateAllocationMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
EliteDesigns Variable Annuity (2011) | VanguardVIFRealEstateIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
EliteDesigns Variable Annuity (2011) | VanguardVIFShortTermInvestmentGradeMember
Prospectus:
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short Term Investment Grade
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.44%
EliteDesigns Variable Annuity (2011) | VanguardVIFSmallCompanyGrowthMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC; The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
EliteDesigns Variable Annuity (2011) | VanguardVIFTotalBondMarketIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
EliteDesigns Variable Annuity (2011) | VanguardVIFTotalInternationalStockMarketIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
EliteDesigns Variable Annuity (2011) | VanguardVIFTotalStockMarketIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
EliteDesigns Variable Annuity (2011) | VirtusDuffPhelpsRealEstateSecuritiesSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Securities Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(26.09%)
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	6.92%
EliteDesigns Variable Annuity (2011) | VirtusKARSmallCapGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(30.33%)
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	15.67%
EliteDesigns Variable Annuity (2011) | VirtusNewfleetMultiSectorIntermediateBondSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(9.52%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.31%
EliteDesigns Variable Annuity (2011) | VirtusSGAInternationalGrowthSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Virtus SGA International Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(18.61%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	1.31%
EliteDesigns Variable Annuity (2011) | VirtusStrategicAllocationSeriesClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Virtus Strategic Allocation Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management, LLC; Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(30.58%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.50%
EliteDesigns Variable Annuity (2011) | VoyaMidCapOpportunitiesPortfolioClassS2Member
Prospectus:
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(25.41%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	10.19%
EliteDesigns Variable Annuity (2011) | VYCBREGlobalRealEstatePortfolioClassS2Member
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(25.25%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	3.24%
EliteDesigns Variable Annuity (2011) | VYCBRERealEstatePortfolioClassS2Member
Prospectus:
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® CBRE Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	(27.25%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.08%
EliteDesigns Variable Annuity (2011) | WesternAssetVariableGlobalHighYieldBondClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond – Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.26%
EliteDesigns Variable Annuity (2011) | LVIPJPMorganCoreBondServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
EliteDesigns Variable Annuity (2011) | LVIPJPMorganSmallCapCoreServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
EliteDesigns Variable Annuity (2011) | LVIPJPMorganUSEquityServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
EliteDesigns Variable Annuity (2011) | Previously Offered [Member]
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is 0.55% during the Annuity Period.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.54%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.10%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value
EliteDesigns Variable Annuity (2011) | DollarCostAveragingOptionMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Valueamong Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The minimum amount that may be transferred to any one Subaccount is $25.00.•The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.Standard BenefitsName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Dollar Cost Averaging Option
EliteDesigns Variable Annuity (2011) | AssetReallocationOptionMember
Prospectus:
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
EliteDesigns Variable Annuity (2011) | AutomaticInvestmentProgramMember
Prospectus:
Name of Benefit [Text Block]	Automatic Investment Program
Purpose of Benefit [Text Block]	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Name of Benefit [Text Block]	Automatic Investment Program
EliteDesigns Variable Annuity (2011) | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise).•Withdrawals may be subject to income tax and penalties.
Name of Benefit [Text Block]	Systematic Withdrawals
EliteDesigns Variable Annuity (2011) | ReturnofPremiumDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	This is the Optional Benefit Expense for Contracts issued on or after February 1, 2013.
Offered Starting [Date]	Feb. 01, 2013
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	This is the Optional Benefit Expense for Contracts issued on or after February 1, 2013.
Brief Restrictions / Limitations [Text Block]	•The rider is only available at issue. You cannot change or cancel the rider after it has been issued.•We will reduce the death benefit offered under this rider by any uncollected premium tax.•If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.•The Owner and any Joint Owner must be 80 or younger on the Contract Date.•Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.•The Company will continue to deduct the rider charge after the Annuity Start Date if you elect Annuity Option 5 or 6.•Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Return of Premium Death Benefit
Operation of Benefit [Text Block]	Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:1.Contract Value; or2.The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees).In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.•For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal.See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
EliteDesigns Variable Annuity (2011) | ReturnofPremiumDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	This is the Optional Benefit Expense for Contracts issued before February 1, 2013.
Offered Ending [Date]	Feb. 01, 2013
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]	This is the Optional Benefit Expense for Contracts issued before February 1, 2013.
EliteDesigns Variable Annuity (2011) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•The death benefit will be reduced by any uncollected premium tax.
Name of Benefit [Text Block]	Standard Death Benefit